Real Property Interests (Allocation and Amortization) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Acquisitions
Cash consideration	$ 169,700,000
Amount treated as general partner distribution, difference between cash paid and historical cost of assets acquired	44,100,000
Historical cost basis	125,600,000
Fair values of the assets acquired and liabilities assumed at the date of acquisition
Below market lease intangibles	(10,738,683)	$ (8,703,727)
Total	125,600,000
Future estimated aggregate amortization of real property interests
2015	4,002,555
2016	4,002,555
2017	4,002,555
2018	3,999,962
2019	3,997,769
Thereafter	147,589,078
Total	$ 167,594,474
Weighted average remaining amortization period for nonperpetual real property interests	50 years	51 years
Landmark Infrastructure Partners LP, Predecessor | Landmark Infrastructure Partners LP
Acquisitions
Historical cost basis	$ 5,384,510	$ 30,306,259
Fair values of the assets acquired and liabilities assumed at the date of acquisition
Land		1,301,916
Investments in real property interests	5,482,055	29,419,297
Below market lease intangibles	(249,612)	(1,497,400)
Total	5,384,510	30,306,259
Landmark, General Partner and affiliates | Acquisition from related party | Acquired Assets Predecessor
Acquisitions
Historical cost basis	18,510,870	30,419,794
Fair values of the assets acquired and liabilities assumed at the date of acquisition
Land	2,007,926	704,628
Investments in real property interests	16,380,384	29,821,685
Below market lease intangibles	(990,423)	(1,158,965)
Total	18,510,870	30,419,794
Landmark, General Partner and affiliates | Acquisition from related party | Total sites acquired
Business Acquisition, Pro Forma Information
Revenue	24,303,035	22,415,059
Net income (loss)	$ 4,190,737	7,701,418
Landmark, General Partner and affiliates | Acquisition from related party | Total sites acquired | Common Unitholders, Public
Business Acquisition, Pro Forma Information
Basic and diluted (in dollars per share)	$ 0.12
Landmark, General Partner and affiliates | Acquisition from related party | Total sites acquired | Subordinated Unitholder, Landmark
Business Acquisition, Pro Forma Information
Basic and diluted (in dollars per share)	$ 0.12
Acquired in-place leases | Landmark Infrastructure Partners LP, Predecessor | Landmark Infrastructure Partners LP
Fair values of the assets acquired and liabilities assumed at the date of acquisition
Lease intangibles, assets	$ 152,067	1,033,601
Acquired in-place leases | Landmark, General Partner and affiliates | Acquisition from related party | Acquired Assets Predecessor
Fair values of the assets acquired and liabilities assumed at the date of acquisition
Lease intangibles, assets	515,704	884,413
Acquired above-market leases | Landmark Infrastructure Partners LP, Predecessor | Landmark Infrastructure Partners LP
Fair values of the assets acquired and liabilities assumed at the date of acquisition
Lease intangibles, assets		48,845
Acquired above-market leases | Landmark, General Partner and affiliates | Acquisition from related party | Acquired Assets Predecessor
Fair values of the assets acquired and liabilities assumed at the date of acquisition
Lease intangibles, assets	$ 597,279	$ 168,033